Schedule of Investments

January 31, 2026 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.1%)
Communication Services (10.1%)
Alphabet, Cl A	84,300	$28,492
AT&T	610,600	16,004
Comcast, Cl A	593,000	17,642
Fox, Cl A	127,200	9,258
Nexstar Media Group, Cl A	18,700	3,972
Sirius XM Holdings	193,200	3,932
TEGNA	206,400	3,955
Verizon Communications	435,600	19,392
Versant Media Group*	23,720	773
Walt Disney	65,520	7,391
		110,811

Consumer Discretionary (9.7%)
Academy Sports & Outdoors	86,600	4,764
ADT	779,100	6,233
Autoliv	54,000	6,547
BorgWarner	169,200	8,022
Crocs*	49,600	4,162
eBay	122,600	11,184
Expedia Group	27,890	7,386
Ford Motor	476,300	6,611
Garrett Motion	248,900	4,490
General Motors	171,100	14,373
H&R Block	110,700	4,367
Harley-Davidson	188,800	3,738
Macy’s	198,700	3,978
PulteGroup	91,300	11,421
PVH	57,300	3,573
Tri Pointe Homes*	124,601	4,155
Upbound Group, Cl A	105,692	1,998
		107,002

Consumer Staples (8.6%)
Albertsons, Cl A	311,100	5,180
Altria Group	257,000	15,932
Campbell’s	208,200	5,825
Constellation Brands, Cl A	32,400	5,077
Dollar General	48,500	6,956
Edgewell Personal Care	88,600	1,724
Energizer Holdings	166,400	3,633
General Mills	150,000	6,939
Ingredion	79,200	9,354
Kraft Heinz	410,800	9,752
Kroger	225,700	14,185
Molson Coors Beverage, Cl B	204,300	9,815
		94,372

Energy (6.0%)
APA	209,900	5,543
ConocoPhillips	74,179	7,732
EOG Resources	36,600	4,104
ExxonMobil	80,500	11,383

LSV Value Equity Fund

	Shares	Value (000)
Energy (continued)
Halliburton	264,900	$8,879
HF Sinclair	112,900	5,870
Marathon Petroleum	43,600	7,682
Phillips 66	28,600	4,106
Valero Energy	57,500	10,432
		65,731

Financials (22.9%)
Allstate	33,300	6,626
Ally Financial	148,800	6,291
American International Group	141,100	10,566
Ameriprise Financial	10,100	5,325
Bank of America	181,800	9,672
Bank of New York Mellon	118,900	14,258
Blue Owl Capital	229,400	2,753
Citigroup	179,200	20,734
Citizens Financial Group	199,100	12,539
CNO Financial Group	137,800	5,794
Corebridge Financial	249,300	7,686
Everest Group	24,100	7,984
Federated Hermes, Cl B	117,800	6,276
First Horizon	246,000	6,025
Goldman Sachs Group	7,500	7,016
Hartford Insurance Group	82,800	11,183
Jackson Financial, Cl A	46,700	5,554
JPMorgan Chase	5,790	1,771
Lincoln National	59,100	2,459
MetLife	47,300	3,731
MGIC Investment	273,200	7,355
Old Republic International	146,700	5,746
PayPal Holdings	222,200	11,708
Popular	37,300	4,981
Radian Group	174,800	5,751
Regions Financial	336,800	9,599
State Street	104,900	13,727
Victory Capital Holdings, Cl A	63,800	4,500
Voya Financial	65,500	5,021
Wells Fargo	202,300	18,305
Western Union	577,400	5,410
Zions Bancorp	104,000	6,231
		252,577

Health Care (14.6%)
BioMarin Pharmaceutical*	52,800	2,985
Bristol-Myers Squibb	323,400	17,804
Cigna Group	33,100	9,073
CVS Health	176,800	13,175
DaVita*	28,300	3,094
Exelixis*	165,900	6,862
Gilead Sciences	122,600	17,403
HCA Healthcare	28,400	13,867
Incyte*	106,200	10,627
Jazz Pharmaceuticals*	53,700	8,833

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Health Care (continued)
Johnson & Johnson	39,300	$8,931
Merck	154,000	16,982
Pfizer	539,900	14,275
Regeneron Pharmaceuticals	7,800	5,783
United Therapeutics*	5,400	2,535
Universal Health Services, Cl B	21,400	4,307
Viatris, Cl W	293,800	3,846
		160,382

Industrials (10.5%)
AGCO	39,100	4,434
Allison Transmission Holdings	83,000	9,022
Brink’s	44,100	5,602
CNH Industrial	487,600	5,247
Cummins	6,500	3,762
Delta Air Lines	74,500	4,909
EnerSys	47,800	8,613
FedEx	37,600	12,116
Huntington Ingalls Industries	11,100	4,668
Leidos Holdings, Inc.	26,900	5,065
Lockheed Martin	7,400	4,693
Oshkosh	32,700	4,703
Owens Corning	57,210	6,856
Ryder System	45,800	8,761
Science Applications International	38,400	3,908
Snap-on	11,000	4,027
Textron	126,800	11,166
United Airlines Holdings*	75,700	7,746
		115,298

Information Technology (11.7%)
Adobe*	26,500	7,771
Amdocs	103,000	8,440
Arrow Electronics*	47,600	6,307
Cirrus Logic*	63,200	8,237
Cisco Systems	225,900	17,691
Dell Technologies, Cl C	94,000	10,757
Dropbox, Cl A*	260,100	6,627
Flex*	59,100	3,726
Gen Digital	286,100	6,864
Hewlett Packard Enterprise	472,200	10,162
HP	339,700	6,604
Jabil	20,400	4,839
QUALCOMM	86,800	13,158
Salesforce	8,000	1,698
Skyworks Solutions	82,400	4,595
TD SYNNEX	49,700	7,886
Western Digital	13,000	3,253
		128,615

LSV Value Equity Fund

	Shares	Value (000)
Materials (2.4%)
CF Industries Holdings	51,800	$4,829
Crown Holdings	41,100	4,302
NewMarket	5,200	3,488
Newmont	121,900	13,696
		26,315

Real Estate (1.1%)
Highwoods Properties	151,000	3,903
Host Hotels & Resorts‡	471,700	8,741
		12,644

Utilities (1.5%)
Eversource Energy	104,200	7,203
UGI	235,100	9,430
		16,633

TOTAL COMMON STOCK
(Cost $858,077)		1,090,380

	Face
	Amount
	(000)
Repurchase Agreement (1.1%)
South Street Securities 3.250%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $11,928 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $7,796, 1.875% - 3.500%, 10/15/2028 – 08/15/2047; total market value $12,164)	$11,925	11,925

TOTAL REPURCHASE AGREEMENT
(Cost $11,925)		11,925

Total Investments – 100.2%
(Cost $870,002)		$1,102,305

Percentages are based on Net Assets of $1,099,777 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

LSV-QH-001-4500

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